Statements of Operations (October 1, 2018 to March 31, 2019 Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Expenses:
Professional fees	$ 11,125	$ 1,484	$ 12,008	$ 1,484	$ 17,489	$ 0
General and administrative expense	1,083	0	1,083	0	7,605	0
Total Operating Expenses	12,208	1,484	13,091	1,484	25,094	0
Operating Loss	(12,208)	(1,484)	(13,091)	(1,484)	(25,094)	0
Other Expense
Interest expense	10,000	0	15,206	0	5,955	0
Net Loss	$ (22,208)	$ (1,484)	$ (28,297)	$ (1,484)	$ (31,049)	$ 0
Basic & Diluted Loss per Common Share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0
Weighted Average Common Shares Outstanding	267,675,000	117,675,000	178,664,011	117,675,000	117,675,000	117,675,000